Significant accounting policies (Details) $ in Thousands			3 Months Ended		6 Months Ended
	Jan. 26, 2023 USD ($)	Nov. 04, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)
Going concern [Abstract]
Profit/(loss) after income tax			$ (143,954)	$ 70,323	$ (161,894)	$ (418,767)
Net operating cash (outflows) inflows					(6,263)	$ 11,377
Net current (liabilities) assets			(65,589)		(65,589)		$ 75,148
Net assets			270,123		270,123		$ 437,362
Net current assets excluding current borrowings held by Non-Recourse SPVs			$ 45,001		$ 45,001
Minimum [Member]
Going concern [Abstract]
Period to adequate cash reserves to enable to meet its obligations from date of approval					1 year
Ordinary shares [member] | B. Riley Principal Capital II, LLC [Member]
Going concern [Abstract]
Term of option agreement to sell ordinary shares					2 years
Ordinary shares [member] | B. Riley Principal Capital II, LLC [Member] | Subsequent Events [Member]
Going concern [Abstract]
Term of option agreement to sell ordinary shares	2 years
Ordinary shares [member] | B. Riley Principal Capital II, LLC [Member] | Maximum [Member] | Subsequent Events [Member]
Going concern [Abstract]
Maximum value of ordinary shares sellable under the share sale option agreement	$ 100,000
Mining Hardware [Member]
Going concern [Abstract]
Operating capacity of miners securing debt facilities		3.6